Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2014
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
VIRTUS CA TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock

Virtus CA Tax-Exempt Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated December 1, 2014 to the

Summary Prospectuses and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2014

Important Notice to Investors

The first paragraph under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund seeks current income free from federal and state income taxes by investing in municipal bonds issued in the state of California. The management team focuses on high quality California tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure; however, the fund may invest up to 20% of the its net assets in below investment grade tax-exempt municipal bonds. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities.

The following disclosure is hereby added to the fund’s summary prospectus and the summary section of the statutory prospectus under “Principal Risks:”

High-Yield/High-Risk Fixed Income Securities (Junk Bond) Risk. The risk that issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

VIRTUS CA TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTESX
VIRTUS CA TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTXEX